Unaudited Condensed Consolidated Statements of Operations - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues
Commissions and fees		$ 2,034	$ 899,047
Interest income		126,368	451,693
Trading (losses) gains		(3,636,464)	5,125,989
Other income		564,381	619,793
Total (loss) revenue		(2,943,681)	7,096,522
Expenses and others
Commissions and fees		313	748,500
Compensation and benefits		825,226	2,048,134
Occupancy		118,190	433,049
Communication and technology		859,907	2,420,246
General and administrative		339,662	538,650
Professional fees		861,134	3,445,938
Services fees		309,310	1,169,607
Interest		342,634	403,035
Depreciation and amortization		1,195,686	1,224,133
Marketing		27,739	2,182,402
Change in fair value of warrant liabilities		(123,188)	8,438
Change in fair value of digital assets		(119,810)
Other operating costs		4,345	206,544
Total expenses and others		4,641,148	14,828,676
Loss before income taxes		(7,584,829)	(7,732,154)
Income tax expense		(1,002)	(645)
Net loss		(7,585,831)	(7,732,799)
Net loss attributable to non-controlling interests		(6,366)	(93,300)
Net loss attributable to LGHL shareholders		(7,579,465)	(7,639,499)
Deemed dividend on the modification of Series E Warrants		(612,000)
Deemed dividend on the effect of the down round features		(2,916,000)	(429,000)
Net loss attributable to LGHL ordinary shareholders		$ (11,107,465)	$ (8,068,499)
Loss per share for both Class A and Class B ordinary shares
Loss per share - basic (in Dollars per share)	[1]	$ (9.78)	$ (76.76)
Loss per share - diluted (in Dollars per share)	[1]	(9.78)	(76.76)
Class A and Class B Ordinary Shares
Loss per share for both Class A and Class B ordinary shares
Loss per share - basic (in Dollars per share)	[1]	0	(0.03)
Loss per share - diluted (in Dollars per share)	[1]	$ 0	$ (0.03)
Class A Ordinary Shares
Weighted average Class A ordinary shares outstanding
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	2,773,677,803	229,472,828
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	2,773,677,803	229,472,828
Class B Ordinary Shares
Weighted average Class A ordinary shares outstanding
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	65,387,845	33,322,688
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	65,387,845	33,322,688

[1]	On March 26, 2025, LGHL implemented the second ADS Ratio change, from one (1) ADS representing fifty (50) Share to one (1) ADS representing two thousand and five hundred (2,500) shares. The ADS ratio change has no impact on LGHL’s underlying Ordinary Shares. Loss per ADS for all periods presented had been retrospectively adjusted accordingly.